CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 28, 2012
Current assets
Cash and equivalents	$ 126		$ 88
Accounts and notes receivable, net (1)	1,081	[1]	1,028	[1]
Current deferred taxes, net	252		280
Prepaid expenses	67		57
Other	27		22
Assets held for sale	350		0
Assets, Current, Total	1,903		1,475
Property and equipment	1,543		1,539
Intangible assets
Goodwill	874		874
Contract acquisition costs and other (1)	1,131	[1]	1,115	[1]
Goodwill And Intangible Assets, Net, Total	2,005		1,989
Equity and cost method investments (1)	222	[1]	216	[1]
Notes receivable, net (1)	142	[1]	180	[1]
Deferred taxes, net (1)	647	[1]	676	[1]
Other (1)	332	[1]	267	[1]
Total Assets	6,794		6,342
Current liabilities
Current portion of long-term debt	6		407
Accounts payable (1)	557	[1]	569	[1]
Accrued payroll and benefits	817		745
Liability for guest loyalty programs	666		593
Other (1)	629	[1]	459	[1]
Liabilities, Current, Total	2,675		2,773
Long-term debt	3,147		2,528
Liability for guest loyalty programs	1,475		1,428
Other long-term liabilities (1)	912	[1]	898	[1]
Shareholders’ deficit
Class A Common Stock	5		5
Additional paid-in-capital	2,716		2,585
Retained earnings	3,837		3,509
Treasury stock, at cost	(7,929)		(7,340)
Accumulated other comprehensive loss	(44)		(44)
Stockholders' Deficit	(1,415)		(1,285)
Liabilities and Deficit, Total	$ 6,794		$ 6,342

[1]	See Footnote No. 18, "Related Party Transactions," to our Consolidated Financial Statements for disclosure of related party amounts.